UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05987

Morgan Stanley New York Municipal Money Market Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York         10036

(Address of principal executive offices)        (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)		DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (74.2%)
$ 9,975	Amherst Development Corporation, NY, Student Housing Facility South Lake Village Ser 2010 B	0.17	%	04/06/12	10/01/35	$9,975,000
16,070	Chemung County Industrial Development Agency, NY, Elmira College Ser 2007 A	0.16		04/06/12	07/01/38	16,070,000
14,825	Dutchess County Industrial Development Agency, NY, Marist College Ser 2000 A	0.16		04/06/12	07/01/31	14,825,000
6,450	Eagle Tax-Exempt Trust, NY, New York State Environmental Facilities Corp. Clean Water Ser 2002 B Eagle #20090025 Class A	0.20		04/06/12	06/15/27	6,450,000
2,140	JP Morgan Chase & Co., NY, Port Authority of New York & New Jersey Cons Ser 156 PUTTERs Ser 3647	0.19		04/06/12	05/01/17	2,140,000
	Metropolitan Transportation Authority, NY,
18,835	Dedicated Tax Ser 2008 B-1	0.15		04/06/12	11/01/34	18,835,000
39,000	Ser 2002 G Subser G-1	0.16		04/06/12	11/01/26	39,000,000
	New York City Cultural Resources Trust, NY,
1,400	Julliard School Ser 2009 A ROCs II-R Ser 11927	0.19		04/06/12	01/01/33	1,400,000
31,400	New York Botanical Garden Ser 2009 A	0.19		04/06/12	07/01/32	31,400,000
6,700	The Metropolitan Museum of Art Ser 2006 A-1	0.18		04/06/12	10/01/36	6,700,000
12,370	New York City Health & Hospitals Corporation, NY, Health System Ser 2008 C	0.16		04/06/12	02/15/31	12,370,000
	New York City Housing Development Corporation, NY,
19,000	245 East 124th Street Ser 2008 A	0.15		04/06/12	11/01/46	19,000,000
17,020	James Tower Development 2002 Ser A	0.15		04/06/12	06/15/32	17,020,000
6,600	Multi Family Carnegie Park Ser 1997 A	0.15		04/06/12	11/15/19	6,600,000
9,700	Multi Family Monterey Ser 1997 A	0.15		04/06/12	11/15/19	9,700,000
	New York City Industrial Development Agency, NY,
4,725	Auditory & Oral School Ser 2006	0.16		04/06/12	12/01/32	4,725,000
9,835	Civic Facilities New York Law School Ser 2006 B-1	0.17		04/06/12	07/01/36	9,835,000
7,000	United Jewish Appeal Federation Ser 2004 B	0.15		04/06/12	07/01/34	7,000,000
	New York City Transitional Finance Authority, NY,
2,000	Future Tax Fiscal 1999 2nd Ser Subser A-2	0.17		04/06/12	11/15/27	2,000,000
2,200	Future Tax Fiscal 2010 Ser F Subser F-5	0.15		04/06/12	02/01/35	2,200,000
1,000	Future Tax Fiscal 2011 Ser D ROCs II-R Ser 11903	0.19		04/06/12	02/01/19	1,000,000
2,400	Future Tax Fiscal 2012 Ser D-1 ROCs II-R Ser 11994	0.19		04/06/12	11/01/19	2,400,000
13,205	Recovery Fiscal 2003 Ser 3 Subser 3G	0.17		04/06/12	11/01/22	13,205,000
	New York City, NY,
33,800	Fiscal 2003 Subser C-5	0.16		04/06/12	08/01/20	33,800,000
33,485	Fiscal 2004 Subser A-5	0.14		04/06/12	08/01/31	33,485,000
3,560	Fiscal 2004 Subser H-2	0.14		04/06/12	03/01/34	3,560,000
23,800	Fiscal 2006 Subser F-4 A	0.16		04/06/12	09/01/35	23,800,000
25,500	Fiscal 2006 Subser F-4 B	0.15		04/06/12	09/01/35	25,500,000
13,625	Fiscal 2008 Subser B-3	0.17		04/06/12	09/01/27	13,625,000
24,300	Fiscal 2010 Subser G-4	0.15		04/06/12	03/01/39	24,300,000
	New York State Dormitory Authority,
9,585	Catholic Health System Ser 2006 A	0.18		04/06/12	07/01/25	9,585,000
6,935	Catholic Health System Ser 2008	0.18		04/06/12	07/01/34	6,935,000
5,000	Columbia University Ser 2003 B	0.13		04/06/12	07/01/28	5,000,000
37,000	Columbia University Ser 2009 A	0.15		04/06/12	09/01/39	37,000,000
22,735	Cornell University Ser 2004 A	0.18		04/06/12	07/01/33	22,735,000
13,325	Cornell University Ser 2004 B	0.18		04/06/12	07/01/33	13,325,000

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 11,390	Mental Health Services Facilities Ser 2003D-2E	0.15	%	04/06/12	02/15/31	$11,390,000
2,450	Mental Health Services Facilities Ser 2003D-2F	0.15		04/06/12	02/15/31	2,450,000
16,295	Mental Health Services Facilities Ser 2003D-2H	0.15		04/06/12	02/15/31	16,295,000
5,050	Oxford University Press Ser 1996	0.16		04/06/12	07/01/25	5,050,000
20,000	Personal Income Tax Education Ser 2006 D Eagle #20060164 Class A	0.22		04/06/12	03/15/36	20,000,000
11,000	Personal Income Tax Education Ser 2006 D ROCs II-R Ser 12106	0.19		04/06/12	04/01/15	11,000,000
2,300	Personal Income Tax Ser 2011 A ROCs II-R Ser 11975	0.19		04/06/12	03/15/19	2,300,000
11,900	Pratt Institute Ser 2009 A	0.16		04/06/12	07/01/28	11,900,000
7,795	Pratt Institute Ser 2009 B	0.16		04/06/12	07/01/34	7,795,000
5,400	Rockefeller Univ Ser 2009-C ROCs II-R Ser 11944	0.19		04/06/12	07/01/34	5,400,000
25,000	Rockefeller University Ser 2008 A	0.18		04/06/12	07/01/39	25,000,000
27,850	Rockefeller University Ser 2009 B	0.17		04/06/12	07/01/40	27,850,000
15,470	St. John’s University Ser 2008 A	0.18		04/06/12	07/01/30	15,470,000
3,358	The Metropolitan Museum of Art Ser A	0.19		04/06/12	07/01/15	3,358,000
4,790	The Metropolitan Museum of Art Ser B	0.19		04/06/12	07/01/23	4,790,000
8,005	Wagner College Ser 1998	0.16		04/06/12	07/01/28	8,005,000
3,495	New York State Environmental Facilities Corporation, Clean Water & Drinking Ser 2008 B PUTTERs Ser 290	0.19		04/06/12	12/15/15	3,495,000
	New York State Housing Finance Agency,
10,000	10 Barclay Street 2004 Ser A	0.14		04/06/12	11/15/37	10,000,000
30,000	600 West 42nd Street Ser 2008 A (AMT)	0.17		04/06/12	11/01/41	30,000,000
21,290	80 DeKalb Avenue 2009 Ser A	0.17		04/06/12	05/01/42	21,290,000
21,340	80 DeKalb Avenue 2009 Ser B	0.17		04/06/12	05/01/42	21,340,000
19,750	Avalon Bowery Place I Ser 2010 A	0.17		04/06/12	11/01/37	19,750,000
31,900	Gotham West Housing Ser 2011 A-1	0.17		04/06/12	05/01/45	31,900,000
31,025	Related-Taconic West 17th Street Ser 2009 A	0.14		04/06/12	05/15/39	31,025,000
	New York State Mortgage Agency,
10,000	Homeowner Mortgage Ser 125 (AMT)	0.17		04/06/12	10/01/36	10,000,000
5,000	Homeowner Mortgage Ser 129 (AMT)	0.22		04/06/12	10/01/35	5,000,000
2,800	New York State Thruway Authority, Highway & Bridge Trust Fund Ser 2011 A-1 ROCs II-R Ser 11997	0.19		04/06/12	04/01/19	2,800,000
	New York State Urban Development Corporation,
2,540	Personal Income Tax Ser 2009 A1 ROCs II-R Ser 11709	0.22		04/06/12	12/15/24	2,540,000
7,420	Personal Income Tax Ser B PUTTERs Ser 2887	0.19		04/06/12	03/15/15	7,420,000
30,925	Service Contract Ser 2008-A-1	0.17		04/06/12	01/01/30	30,925,000
12,500	Service Contract Ser 2008-A-5	0.17		04/06/12	01/01/30	12,500,000
10,400	Suffolk County Water Authority, NY, Ser 2008 BANs	0.13		04/06/12	01/15/13	10,400,000
8,215	Tompkins County Industrial Development Agency, NY, Cornell University Ser 2002 A	0.20		04/06/12	07/01/30	8,215,000
	Triborough Bridge & Tunnel Authority, NY,
32,350	Ser 2002 F	0.20		04/06/12	11/01/32	32,350,000
58,595	Subser 2001 B	0.16		04/06/12	01/01/32	58,595,000

	Total Weekly Variable Rate Bonds (Cost $1,034,098,000)					1,034,098,000

		COUPON RATE		YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (9.4%)
	Long Island Power Authority, NY,

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 20,000	Electric System Ser 2008 CP-1	0.10	%	0.10	%	04/05/12	$20,000,000
21,193	Electric System Ser 2008 CP-3	0.07		0.07		04/04/12	21,193,000
21,192	Electric System Ser 2008 CP-3	0.13		0.13		05/07/12	21,192,000
	Metropolitan Transportation Authority, NY,
24,000	Ser CP-2 Subser B	0.15		0.15		05/17/12	24,000,000
4,000	Ser CP-2 Subser C	0.10		0.10		04/04/12	4,000,000
20,000	Ser CP-2 Subser C	0.11		0.11		04/04/12	20,000,000
	New York State Power Authority,
7,500	Ser 1	0.10		0.10		04/04/12	7,500,000
12,967	Ser 1	0.15		0.15		04/20/12	12,967,000

	Total Commercial Paper (Cost $130,852,000)						130,852,000

		COUPON RATE (a)		DEMAND DATE (b)
	Daily Variable Rate Bonds (8.8%)
9,265	Nassau County Industrial Development Agency, NY, Cold Spring Harbor Laboratory Ser 1999	0.20	%	04/02/12		01/01/34	9,265,000
	New York City Municipal Water Finance Authority, NY,
11,305	Second General Fiscal 2007 Ser CC-1	0.22		04/02/12		06/15/38	11,305,000
11,500	Water & Sewer System Fiscal 2011 Ser DD-1	0.18		04/02/12		06/15/43	11,500,000
7,800	Water & Sewer System Fiscal 2011 Ser DD-3A	0.18		04/02/12		06/15/43	7,800,000
	New York City Transitional Finance Authority, NY,
20,900	Future Tax Fiscal 2010 Ser G Subser G5	0.19		04/02/12		05/01/34	20,900,000
24,220	Recovery Fiscal 2003 Ser 3 Subser 3H	0.18		04/02/12		11/01/22	24,220,000
	New York City, NY,
12,000	Fiscal 2008 Ser J Subser J-3	0.19		04/02/12		08/01/23	12,000,000
5,050	Fiscal 2008 Subser L-4	0.18		04/02/12		04/01/38	5,050,000
21,100	New York State Mortgage Agency, Homeowner Mortgage Ser 135 (AMT)	0.21		04/02/12		04/01/37	21,100,000

	Total Daily Variable Rate Bonds (Cost $123,140,000)						123,140,000

	Closed-End Investment Companies (4.2%)
22,500	BlackRock MuniYield New York Quality Fund, Inc., (MYN) VRDP Ser W-7 (AMT)	0.31		04/06/12		05/01/41	22,500,000
34,500	Nuveen New York Performance Plus Municipal Fund, Inc., VRDP Ser 1-890 (AMT)	0.33		04/06/12		03/01/40	34,500,000
2,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT)	0.31		04/06/12		12/01/40	2,000,000

	Total Closed-End Investment Companies (Cost $59,000,000)						59,000,000

		COUPON RATE		YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (3.7%)
4,847	East Rochester Union Free School District, NY, Ser 2011 BANs, dtd 07/29/11	1.25	%	0.47	%	07/27/12	4,859,615
25,000	New York State Thruway Authority, General Ser 2011 BANs, dtd 07/13/11	2.00		0.35		07/12/12	25,115,628
17,920	Oyster Bay, NY, Ser 2011 B BANs, dtd 08/12/11	3.00		0.26		08/10/12	18,079,352
3,250	Tompkins County, NY, Ser 2011 BANs, dtd 07/28/11	1.25		0.44		07/27/12	3,258,466

	Total Municipal Bonds & Notes (Cost $51,313,061)						51,313,061

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

		COUPON RATE (a)		DEMAND DATE (b)
	Put Option Bond (0.7%)
$ 9,500	New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1 (Cost $9,500,000)	0.30	%	11/08/12			12/01/50	$9,500,000

	Total Investments (Cost $1,407,903,061) (c)				101.0	%		1,407,903,061
	Liabilities in Excess of Other Assets				(1.0)			(13,811,796)

	Net Assets				100.0	%		$1,394,091,265

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2012.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

Morgan Stanley New York Municipal Money Market Trust

Notes to Portfolio of Investments ¡ March 31, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),

analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Weekly Variable Rate Bonds	—	$1,034,098,000	—	$1,034,098,000
Commercial Paper	—	130,852,000	—	130,852,000
Daily Variable Rate Bonds	—	123,140,000	—	123,140,000
Closed-End Investment Companies	—	59,000,000	—	59,000,000
Municipal Bonds & Notes	—	51,313,061	—	51,313,061
Put Option Bond	—	9,500,000	—	9,500,000
Total Assets	—	$1,407,903,061	—	$1,407,903,061

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2.    Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 22, 2012